COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of Long-term Purchase Commitment

Year ending December 31,	RMB
2021	3,239,195,468
2022	386,191,278
Total	3,625,386,746